Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Schedule of Segmented Information
		Year ended December 31, 2019
Segment results	Note	Florida Canyon Mine	San Francisco Mine	Ana Paula Project	Other	Total
Metal revenues		$61,014	$50,527	$-	$-	$111,541
Production costs		(55,280)	(49,810)	-	-	(105,090)
Depreciation and depletion		(5,344)	(3,826)	-	-	(9,170)
Corporate and administrative expenses		-	(1,669)	-	(5,258)	(6,927)
Exploration expense		-	-	(842)	-	(842)
Loss on sale of asset		(783)	-	-	-	(783)
Impairment of assets	5, 9, 11	(2,254)	(44,096)	(74,798)	(3,000)	(124,148)
Loss from operations		$(2,647)	$(48,874)	$(75,640)	$(8,258)	$(135,419)
Capital expenditures		$9,764	$1,320	$3,985	$-	$15,069

		Year ended December 31, 2018
Segment results		Florida Canyon Mine	San Francisco Mine	Ana Paula Project	Other	Total
Metal revenues		$37,340	$67,187	$-	$-	$104,527
Production costs		(33,425)	(68,838)	-	-	(102,263)
Depreciation and depletion		(1,425)	(7,175)	-	-	(8,600)
Corporate and administrative expenses		-	(1,667)	-	(10,667)	(12,334)
Loss on sale of asset		-	-	-	(1,589)	(1,589)
Impairment of asset	5, 11	-	-	-	(8,963)	(8,963)
Earnings (loss) from operations		$2,490	$(10,493)	$-	$(21,219)	$(29,222)
Capital expenditures		$2,406	$11,341	$15,759	$19	$29,525
	Year ended December 31, 2017
Segment results	Florida Canyon Mine	San Francisco Mine	Ana Paula Project	Other	Total
Metal revenues	$-	$105,162	$-	$-	$105,162
Production costs	-	(69,818)	-	-	(69,818)
Depreciation and depletion	-	(4,641)	-	-	(4,641)
Corporate and administrative expenses	-	(2,047)	-	(6,590)	(8,637)
Earnings (loss) from operations	$-	$28,656	$-	$(6,590)	$22,066
Capital expenditures	$-	$20,909	$17,256	$163	$38,328

Segment assets and liabilities	Florida Canyon Mine	San Francisco Mine	Ana Paula Project	Other	Total
As at December 31, 2019
Total assets	$168,882	$34,355	$36,842	$11,205	$251,284
Total liabilities	$86,374	$24,127	$2,272	$19,900	$132,673
As at December 31, 2018
Total assets	$138,980	$91,763	$109,496	$8,047	$348,286
Total liabilities	$50,669	$37,586	$1,771	$4,036	$94,062

Percentage of Metal Revenues by Customers	The percentage breakdown of metal revenues by customer is as follows:
	Years ended December 31,
	2019	2018	2017
Customer A	63%	59%	94%
Customer B	33%	36%	-
Other	4%	5%	6%
Total	100%	100%	100%

Company's Metal Revenues from Operations

The Company’s metal revenues from operations, all of which are derived in the Unites States and Mexico, for the years ended December 31, 2019, 2018 and 2017, are as follows:

	Years ended December 31,
	2019	2018	2017
Gold	$110,768	$103,838	$104,510
Silver by-product	773	689	652
	$111,541	$104,527	$105,162